Other assets and other liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of other assets
Components of other assets as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Advance payments and prepaid expenses	384,299	481,080
Income taxes receivable and other taxes receivable	169,580	243,569
Other	208,241	207,627

Total	762,120	932,276

Current assets	473,070	610,330
Non-current assets	289,050	321,946

Summary of other liabilities
Components of other liabilities as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Contract liabilities	366,227	508,454
Accrued short-term employee benefits	347,023	395,110
Refund liabilities	197,791	197,836
Taxes payable other than income taxes	163,316	185,224
Accrued expenses	177,404	177,789
Future insurance policy benefits and other	153,006	162,091
Other long-term employee benefit obligations	15,030	64,684
Product warranties	28,606	26,167
Other	146,566	130,573

Total	1,594,969	1,847,928

Current liabilities	1,488,488	1,720,335
Non-current liabilities	106,481	127,593

Summary of changes in product warranties
The changes in product warranties for the fiscal year ended March 31, 2023 are as follows:

Yen in millions
Fiscal year ended March 31
2023
Balance at beginning of the fiscal year	28,606

Additional product warranties	22,963
Amounts used during the year	(20,442)
Unused amounts reversed during the year	(6,359)
Translation adjustment	1,399

Balance at end of the fiscal year	26,167